Derivative financial and operating assets and liabilities	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Derivative financial and operating assets and liabilities

17.	Derivative financial and operating assets and liabilities
The following table summarizes the fair value of the Company's derivative financial instruments:

	At December 31,
	2025		2024
(€ million)	Positive fair value	Negative fair value	Positive fair value	Negative fair value
Fair value hedges:
Interest rate risk - interest rate swaps	163	—	170	—
Total Fair value hedges	163	—	170	—
Cash flow hedges:
Interest rate risk - interest rate swaps	11	(14)	21	(11)
Currency risks - forward contracts, currency swaps and currency options	60	(83)	155	(182)
Commodity price risk – commodity swaps and commodity options	278	(23)	46	(304)
Total Cash flow hedges	349	(120)	222	(497)
Total Net investment hedges	—	—	—	—
Derivatives for trading	198	(93)	261	(184)
Total Fair value of derivative financial assets/ (liabilities)	710	(213)	653	(681)
Financial derivative assets/(liabilities) - current	45	(29)	70	(9)
Financial derivative assets/(liabilities) - non-current	259	(7)	310	(15)
Derivative operating assets/(liabilities) - current	349	(150)	256	(600)
Derivative operating assets/(liabilities) - non-current	57	(27)	17	(57)
Derivatives used in financing activities are reported in the financial assets/liabilities, while derivatives used in operating activities are reported in Other assets/liabilities.
The following table summarizes the outstanding notional amounts of the Company's derivative financial instruments by due date:

	At December 31,
	2025			2024
(€ million)	Due within one year	Due between one and five years	Total	Due within one year	Due between one and five years	Total
Currency risk management	16,057	1,738	17,795	19,279	1,125	20,404
Interest rate risk management	3,617	11,307	14,924	71	12,215	12,286
Interest rate and currency risk management	35	56	91	11	19	30
Commodity price risk management	1,253	320	1,573	2,079	818	2,897
Total Notional amount	20,962	13,421	34,383	21,440	14,177	35,617
Fair value hedges
The net gains and losses arising from the valuation of outstanding currency derivatives and interest rate derivatives and the net gains and losses arising from the respective hedged items were recognized in accordance with fair value hedge accounting.
Ineffectiveness portion is recognized in Net financial expenses.
At December 31, 2025, the Company has outstanding interest rate derivatives, with a notional value of
€8.5 billion, classified as fair value hedges and managing interest rate risk of certain bonds issued in Europe and in North America. The accumulated amount of fair value hedge adjustment on the hedged item is negative and equal to €49 million which offsets the equivalent positive effect related to the change in value of the hedging derivatives.
Cash flow hedges
Amounts recognized in the Consolidated Income Statement mainly related to currency risk management, commodity price risk management and cash flows that were exposed to interest rate risk.
The Company's policy for managing currency risk and commodity price risk requires hedging of projected future flows from trading activities which will occur within the following two and three years respectively. In addition, the
Company’s policy for managing interest rate risk requires limiting the impact of interest rate fluctuations, in particular the financial services companies provide loans (mainly to customers and dealers), financing themselves using various forms of direct debt or asset-backed financing (e.g. factoring of receivables or securitizations). When the interest rate on loans differs from the rate on borrowed funds, the Company uses interest rate derivatives as cash flow hedges to reduce the impact of these differences.
The hedging effect arising from cash flow hedges was recorded in the Cash flow hedge reserve within Other comprehensive income/(loss) and will be subsequently recognized in the Consolidated Income Statement, primarily during the following years, in particular, two years for currency risk and three years for commodity price risk.
For the year ended December 31, 2025, net losses of €142 million mainly related to discontinued hedges were recognized in the Consolidated Income Statement (net losses of €48 million for the year ended December 31,
2024 and net gains of €4 million for the year ended December 31, 2023).
The Company reclassified gains/(losses) arising on Cash flow hedges, net of the tax effect, from Other comprehensive income and Inventories to the Consolidated Income Statement as follows:

	Years ended December 31,
(€ million)	2025	2024	2023
Currency risk
(Increase)/decrease in Cost of revenues	(70)	222	(101)
Share of profit/(loss) of equity method investees	36	(42)	7
Interest rate risk
(Increase)/decrease in Cost of revenues	(1)	—	—
Share of profit/(loss) of equity method investees	—	19	44
Net financial income/(expenses)	—	(3)	—
Commodity price risk
(Increase)/decrease in Cost of revenues	(170)	(616)	(435)
Ineffectiveness and discontinued hedges	(142)	(48)	4
Tax expenses/(benefit)	29	84	77
Total recognized in the Consolidated Income Statement	(318)	(384)	(404)
Net investment hedges
In order to manage the Company’s foreign currency risk related to its investments, the Company enters into hedges of a net investment in a foreign operation, in particular foreign currency swaps, forward contracts and currency options. For the year ended December 31, 2025, gains of €1 million (gains of €33 million for the year ended December 31, 2024 and losses of €12 million for the year ended December 31, 2023) related to the hedges of a net investment in foreign operation were recognized in the Consolidated Statement of Other
Comprehensive Income within Exchange differences on translating foreign operations differences. There was no ineffectiveness for the year ended December 31, 2025.
Derivatives for trading
At December 31, 2025, 2024 and 2023, Derivatives for trading primarily consisted of derivative contracts entered into for hedging purposes which did not qualify for hedge accounting and warrants on Archer shares for
€114 million (€168 million for the year ended December 31, 2024)
Information on the Company's risk management strategy and additional information on its hedging activities is provided in Note 32, Qualitative and quantitative information on financial risks